Balances and Transactions in Foreign Currencies - Transactions (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Purchases of Raw Materials			$ 131,644	$ 126,040	$ 115,542
Interest Expense	$ 1,183		21,303	20,002	14,916
All Currencies Other Than Peso
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			5,401	8,098	16,395
Other Operating Revenues			791	1,522	5,984
Purchases of Raw Materials			21,343	25,063	21,991
Interest Expense			3,056	4,766	1,554
Consulting Fees			1,697	1,844	1,597
Asset Acquisitions			13	8	43
Share Disposition			240	0	3,120
Other			3,546	6,597	5,033
U.S. dollars
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			5,023	8,008	13,322
Other Operating Revenues			791	1,522	5,981
Purchases of Raw Materials			21,343	25,063	21,806
Interest Expense			2,609	2,295	1,266
Consulting Fees			1,542	1,654	815
Asset Acquisitions			13	8	40
Share Disposition			0	0	0
Other			5,000	6,597	5,022
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			225	69	3,064
Other Operating Revenues			0	0	1
Purchases of Raw Materials			0	0	185
Interest Expense			447	2,471	288
Consulting Fees			146	186	782
Asset Acquisitions			0	0	0
Share Disposition			240	0	3,120
Other			(1,454)	0	11
Other currencies
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			153	21	9
Other Operating Revenues			0	0	2
Purchases of Raw Materials			0	0	0
Interest Expense			0	0	0
Consulting Fees			9	4	0
Asset Acquisitions			0	0	3
Share Disposition			0	0	0
Other			$ 0	$ 0	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4